Details of Income Statement Items	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 22 - Details of Income Statement Items

Note 22 - Details of Income Statement Items

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Sales	5,556	5,418	5,363

Cost of sales
Materials	1,643	1,504	1,546
Cost of labor	791	777	753
Depreciation and amortization	384	363	317
Energy	349	343	315
Other	535	759	772
	3,702	3,746	3,703

Note 22 - Details of Income Statement Items (cont’d)

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Transport	553	497	475
Cost of labor	125	122	119
Other	120	127	128

	798	746	722
General and administrative expenses
Cost of labor	172	170	188
Professional Services	44	49	77
Other	41	42	56
	257	261	321

Research and development expenses, net
Cost of labor	38	40	48
Other	17	15	25

	55	55	73

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Other income
Capital gain	841	54	-
Past service cost	7	-	14
Retroactive electricity charges	-	6	16
Insurance compensation	-	30	30
Other	11	19	11

Other income recorded in the income statements	859	109	71

Other expenses
Provision for legal claims	31	31	21
Impairment of assets	19	32	489
Provision for historical waste removal and site closure costs	18	-	51
Provision for early retirement and dismissal of employees	7	20	39
Environment related provisions	1	7	-
Other	8	-	18

Other expenses recorded in the income statements	84	90	618

Note 22 - Details of Income Statement Items (cont’d)

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Financing income recorded in relation to employee benefits	7	-	-
Net change in fair value of derivative financial instruments	-	104	24
Net gain from changes in exchange rates and interest income	49	1	1
	56	105	25

Financing expenses:
Interest expenses to banks and others	117	120	151
Financing expenses in relation to employee benefits	-	38	17
Banks and finance institutions commissions (mainly commission on early repayment of loans)	18	16	4
Net change in fair value of derivative financial instruments	101	-	-
Net loss from changes in exchange rates	-	78	7

Financing expenses	236	252	179
Net of borrowing costs capitalized	22	23	22
	214	229	157

Net financing expenses recorded in the income statements	158	124	132